DGHM V2000 SmallCap Value Fund

Schedule of Investments

May 31, 2020 (unaudited)

		Shares	Fair Value
98.16%	COMMON STOCKS
16.78%	BANKS
	Associated Banc-Corp.	6,039	$84,606
	Bank of N.T. Butterfield & Son, LTD.	448	10,945
	Columbia Banking System, Inc.	2,033	49,524
	Community Trust Bancorp, Inc.	2,821	92,642
	First Hawaiian, Inc.	3,062	52,820
	First Horizon National Corp.	8,325	77,839
	Fulton Financial Corp.	6,114	68,538
	Greenhill & Co., Inc.	4,970	49,551
	Hancock Whitney Corp.	2,135	46,159
	Old National Bancorp	2,284	31,040
	Provident Financial Services, Inc.	5,080	66,192
	Sandy Spring Bancorp, Inc.	3,327	80,680
	South State Corp.	1,071	56,302
	Washington Federal, Inc.	3,467	89,657
			856,495
9.25% HEALTHCARE
Envista Holdings Corp.*	4,405	93,122
ICON PLC*	455	76,645
Integer Holdings Corp.*	1,171	92,720
Prestige Consumer Healthcare Inc.*	2,806	118,413
RadNet, Inc.*	5,368	91,471
		472,371
12.94% INDUSTRIAL
Arcosa, Inc.	1,400	53,438
Atkore International Group Inc.*	2,724	73,112
Gibraltar Industries, Inc.*	2,368	104,216
The Greenbrier Cos., Inc.	2,713	57,570
Hawaiian Holdings, Inc.	2,669	38,514
Hub Group, Inc. Class A*	1,693	79,182
Mueller Industries, Inc.	2,394	64,111
UniFirst Corp.	781	140,424
Valmont Industries, Inc.	441	50,274
		660,841
6.73% INFORMATION TECHNOLOGY
Ciena Corp.*	2,740	151,412
Fabrinet*	1,484	94,887
Nuance Communications, Inc.*	4,254	97,331
		343,630
4.22% INSURANCE
FBL Financial Group, Inc. Class A	1,517	54,172
Radian Group Inc.	3,259	51,753
RenaissanceRe Holdings Ltd.	652	109,445
		215,370
1.74%	INVESTMENT SERVICES
	Kennedy-Wilson Holdings, Inc.	6,318	88,578
3.14%	MATERIALS
	Berry Global Group, Inc.*	1,896	85,149
	Graphic Packaging Holding Co.	5,213	75,432
			160,581
6.05%	MEDIA
	Cable One, Inc.	111	209,445
	Nexstar Media Group, Inc. Class A	1,191	99,222
			308,667

DGHM V2000 SmallCap Value Fund

Schedule of Investments

May 31, 2020 (unaudited)

	Shares	Fair Value
3.83% MISCELLANEOUS MANUFACTURING
Kaiser Aluminum Corp.	954	$68,449
Teradyne, Inc.	766	51,337
TreeHouse Foods, Inc.*	1,434	75,586
		195,372
3.36% OIL & GAS SERVICES
Helmerich & Payne, Inc.	3,230	65,020
Talos Energy, Inc.*	4,133	50,216
WPX Energy, Inc.*	9,890	56,076
		171,312
12.65% REAL ESTATE INVESTMENT TRUSTS
Bloomin' Brands, Inc.	6,208	70,833
Brandywine Realty Trust	10,013	96,625
Cousins Properties Inc.	3,970	123,546
Hersha Hospitality Trust Class A	8,004	40,340
Mack-Cali Realty Corp.	6,069	92,310
Meritage Homes Corp.*	1,566	108,837
STAG Industrial, Inc.	4,217	113,437
		645,928
5.06% RETAIL
American Eagle Outfitters, Inc.	9,443	86,498
Caleres, Inc.	5,343	38,309
Taylor Morrison Home Corp.*	3,985	77,030
Urban Outfitters, Inc.**	3,325	56,326
		258,163
2.89% TRANSPORTATION
Forward Air Corp.	1,619	80,432
Moog Inc. Class A	1,238	67,211
		147,643
9.52%	UTILITIES
	NorthWestern Corp.	1,924	115,671
	Portland General Electric Co.	2,673	125,925
	Quanta Services, Inc.	3,466	127,999
	Southwest Gas Holdings, Inc.	1,535	116,583
			486,178
98.16%	TOTAL COMMON STOCKS		5,011,129

DGHM V2000 SmallCap Value Fund

Schedule of Investments

May 31, 2020 (unaudited)

		Shares	Fair Value
2.40%	SHORT TERM INVESTMENTS
	Federated Treasury Obligation Fund - Institutional Class 0.12%**	122,487	$122,487
100.56%	TOTAL INVESTMENTS		$5,133,616
(0.56%)	Liabilities, net of other assets		(28,341)
100.00%	NET ASSETS		$5,105,275

*Non-income producing

**Effective 7 day yield as of May 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2		Level 3
		Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs		Total
Common Stocks	$5,011,129		$-		$-	$5,011,129
Short Term Investments	122,487		-		-	122,487
Total Investments	$5,133,616		$-		$-	$5,133,616

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2020.
At May 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,817,776 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation $				779,724
		Gross unrealized depreciation				(463,884)
		Net unrealized appreciation				$315,840